UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [x ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	350 Madison Avenue
		9th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, September 18, 2006
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $135,889
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc.                     COM              013817101     2284    76100 SH       SOLE                    28050             48050
Allied Irish Banks PLC         COM              019228402      735    12100 SH       SOLE                     4000              8100
Amdocs Ltd.                    COM              G02602103     2733    70530 SH       SOLE                    26790             43740
Amgen Inc.                     COM              031162100     1927    28210 SH       SOLE                    10550             17660
Amphenol Corporation           COM              032095101     1651    26600 SH       SOLE                     8700             17900
Anadarko Petroleum             COM              032511107     1206    27720 SH       SOLE                    10500             17220
Apache Corporation             COM              037411105     1304    19600 SH       SOLE                     7150             12450
Applied Materials              COM              038222105     2199   119200 SH       SOLE                    43850             75350
Arch Coal                      COM              039380100     1873    62360 SH       SOLE                    23010             39350
Automatic Data Processing      COM              053015103     1438    29200 SH       SOLE                    10800             18400
BJ Services                    COM              055482103     1088    37100 SH       SOLE                    13650             23450
Bank of Ireland                COM              46267Q103      774     8400 SH       SOLE                     2700              5700
Black & Decker                 COM              091797100     1335    16690 SH       SOLE                     6540             10150
Canadian Natl. Railway         COM              136375102     2702    62790 SH       SOLE                    23110             39680
Chico's                        COM              168615102     1165    56300 SH       SOLE                    14200             42100
Cisco Systems                  COM              17275R102     2082    76180 SH       SOLE                    30260             45920
Citigroup Inc.                 COM              172967101     2366    42470 SH       SOLE                    17490             24980
Computer Sciences Corp.        COM              205363104     2787    52220 SH       SOLE                    20440             31780
ConocoPhillilps                COM              20825C104     3768    52363 SH       SOLE                    21258             31105
Coventry Health Care Inc.      COM              222862104     1837    36700 SH       SOLE                    13500             23200
Deutsche Bank AG               COM              D18190898     1606    12050 SH       SOLE                     4450              7600
Devon Energy                   COM              25179m103     3616    53901 SH       SOLE                    22125             31776
Dover Corp.                    COM              260003108     2212    45130 SH       SOLE                    19220             25910
Duke Energy                    COM              26441C105     1476    44450 SH       SOLE                    16350             28100
E'Trade Financial Corp.        COM              269246104     1629    72650 SH       SOLE                    27400             45250
Enel SpA                       COM              29265W108     1419    27500 SH       SOLE                     8650             18850
Ensco                          COM              26874Q100     1579    31550 SH       SOLE                    11600             19950
Express Scripts                COM              302182100     1568    21900 SH       SOLE                     8100             13800
Fedex Corporation              COM              31428X106     1466    13500 SH       SOLE                     5000              8500
Fluor Corp. (New)              COM              343412102     2026    24810 SH       SOLE                     6230             18580
Freeport-Mcmoran Cop&g Cl B    COM              35671D857     1959    35160 SH       SOLE                    13010             22150
Goldman Sachs Group            COM              38141G104      869     4360 SH       SOLE                     1610              2750
Hewlett-Packard                COM              428236103     6705   162780 SH       SOLE                    63220             99560
Home Depot                     COM              437076102     2842    70770 SH       SOLE                    25200             45570
JPMorgan Chase & Co.           COM              46625H100     3646    75490 SH       SOLE                    29350             46140
Joy Global                     COM              481165108     3135    64860 SH       SOLE                    23850             41010
Kohls Corp.                    COM              500255104     2652    38750 SH       SOLE                    14500             24250
Laboratory Corp. new           COM              50540R409     4496    61200 SH       SOLE                    23800             37400
Leggett & Platt Inc.           COM              524660107     1779    74440 SH       SOLE                    29355             45085
Lehman Brothers Holdings       COM              524908100     1518    19430 SH       SOLE                     6430             13000
Lowes                          COM              548661107     2174    69800 SH       SOLE                    25800             44000
Marvell Technology Group Ltd.  COM              G5876H105     2117   110300 SH       SOLE                    40600             69700
Metlife Inc.                   COM              59156R108     2271    38480 SH       SOLE                    13480             25000
Molex Inc.                     COM              608554101     2113    66800 SH       SOLE                    25000             41800
Nabors Industries              COM              G6359F103     2923    98160 SH       SOLE                    38500             59660
Noble Energy, Inc.             COM              655044105     1693    34510 SH       SOLE                     9350             25160
Norfolk Southern               COM              655844108     1807    35930 SH       SOLE                    13230             22700
Oneok Inc. New                 COM              682680103     2173    50400 SH       SOLE                    17350             33050
Praxair Inc.                   COM              74005P104     4393    74050 SH       SOLE                    31450             42600
Progressive Corporation        COM              743315103     1832    75640 SH       SOLE                    33140             42500
Prudential                     COM              744320102     5164    60140 SH       SOLE                    20870             39270
Qualcomm Inc.                  COM              747525103     1468    38850 SH       SOLE                    14300             24550
Schering-Plough                COM              806605101     2786   117850 SH       SOLE                    44630             73220
St. Paul Travellers Co.        COM              792860108     1876    34950 SH       SOLE                    12850             22100
TEVA Pharmaceuticals Ltd.      COM              881624209     1256    40400 SH       SOLE                    14800             25600
Tellabs Inc.                   COM              879664100     1419   138350 SH       SOLE                    50900             87450
Texas Instruments              COM              882508104     1367    47450 SH       SOLE                    17500             29950
Toll Brothers                  COM              889478103     1533    47575 SH       SOLE                    17575             30000
United Technologies            COM              913017109     4076    65200 SH       SOLE                    28800             36400
Weatherford Int'l.             COM              695532587     1718    41100 SH       SOLE                    16300             24800
Western Digital                COM              958102105     1590    77700 SH       SOLE                    32800             44900
Williams Companies             COM              969457100     2688   102900 SH       SOLE                    40000             62900